Assets and Liabilities - Summary of Non-current Prepayments and Deposits (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Noncurrent Assets [Abstract]
Deposits with vendors	kr 215	kr 500
Prepayments to vendors	749	280
Leasehold deposit		1,234
Total non-current prepayments and deposits	kr 964	kr 2,014